UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     1/20/11
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        135
                                         --------------
Form 13F Information Table Value Total:  $ 7,914,348
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101   130388  1510874 SH       Sole                  1489677             21197
AAR Corporation                COM              000361105    12027   437817 SH       Sole                   437162               655
Aaron's Inc.                   COM              002535300    11541   565996 SH       Sole                   517629             48367
Abbott Laboratories            COM              002824100   190273  3971465 SH       Sole                  3919107             52358
Air Products & Chemicals Inc.  COM              009158106   144372  1587383 SH       Sole                  1564166             23217
AirTran Holdings Inc.          COM              00949P108    12906  1746401 SH       Sole                  1621951            124450
Alleghany Corp.                COM              017175100    16285    53156 SH       Sole                    49469              3687
Allegiant Travel Co.           COM              01748X102    15185   308380 SH       Sole                   308010               370
Alliance Data Systems Corp.    COM              018581108    76031  1070409 SH       Sole                  1038647             31762
Allstate Corp.                 COM              020002101     4232   132738 SH       Sole                    88173             44565
American Express Co.           COM              025816109     1088    25360 SH       Sole                    25360
Amgen Inc.                     COM              031162100    30235   550733 SH       Sole                   544398              6335
Anadarko Petroleum Corp.       COM              032511107   295673  3882258 SH       Sole                  3835266             46992
Apache Corp.                   COM              037411105   303018  2541459 SH       Sole                  2509723             31736
Apogee Enterprises Inc.        COM              037598109     8838   656106 SH       Sole                   599956             56150
Arch Capital Group Ltd.        COM              G0450A105    28336   321819 SH       Sole                   293499             28320
Assurant Inc.                  COM              04621X108   117184  3042153 SH       Sole                  2964716             77437
Assured Guaranty Ltd.          COM              G0585R106    99563  5625037 SH       Sole                  5421644            203393
B & G Foods Inc.               COM              05508R106     3847   280200 SH       Sole                   279650               550
Bank of America Corp.          COM              060505104     1841   138002 SH       Sole                   138002
Bank of New York Mellon Corp.  COM              064058100    69280  2294049 SH       Sole                  2257459             36590
Baxter International Inc.      COM              071813109   102848  2031759 SH       Sole                  2019799             11960
BB&T Corp.                     COM              054937107      439    16683 SH       Sole                    16683
Berry Petroleum Co. (Cl A)     COM              085789105    27544   630294 SH       Sole                   600342             29952
Brink's Co.                    COM              109696104    15026   559013 SH       Sole                   510918             48095
Broadridge Financial Solutions COM              11133T103    10742   489845 SH       Sole                   398745             91100
Callaway Golf Co.              COM              131193104     9121  1130242 SH       Sole                   996892            133350
Carter's, Inc.                 COM              146229109     5488   185970 SH       Sole                   169340             16630
Chubb Corp                     COM              171232101    45604   764659 SH       Sole                   752514             12145
Cimarex Energy Co.             COM              171798101    53924   609106 SH       Sole                   561582             47524
Cisco Systems Inc.             COM              17275R102    93044  4599315 SH       Sole                  4540082             59233
City National Corp             COM              178566105     7476   121845 SH       Sole                   121625               220
Cleco Corp.                    COM              12561W105    11945   388329 SH       Sole                   365911             22418
ConAgra Foods Inc.             COM              205887102   155374  6881043 SH       Sole                  6649999            231044
CoreLogic Inc.                 COM              21871D103    25281  1365068 SH       Sole                  1271093             93975
Corrections Corp. of America   COM              22025Y407    12649   504736 SH       Sole                   450706             54030
CSG Systems International Inc. COM              126349109     9752   514869 SH       Sole                   486076             28793
Del Monte Foods Co.            COM              24522P103    22131  1177188 SH       Sole                  1058525            118663
Denbury Resources Inc.         COM              247916208    17781   931452 SH       Sole                   825052            106400
Devon Energy Corp.             COM              25179M103   273626  3485242 SH       Sole                  3440033             45209
Discover Financial Services    COM              254709108     1328    71655 SH       Sole                    71655
Dominion Resources Inc. (Virgi COM              25746U109    36493   854248 SH       Sole                   846334              7914
Dover Corp.                    COM              260003108   170857  2923127 SH       Sole                  2835242             87885
Energen Corp.                  COM              29265N108     2214    45880 SH       Sole                    22885             22995
Energizer Holdings Inc.        COM              29266R108    36359   498749 SH       Sole                   469684             29065
EOG Resources Inc.             COM              26875P101    56714   620439 SH       Sole                   612424              8015
Exterran Holdings Inc.         COM              30225X103    12398   517666 SH       Sole                   469602             48064
Exxon Mobil Corp.              COM              30231G102   140593  1922769 SH       Sole                  1901149             21620
First American Financial Corp. COM              31847R102     6104   408558 SH       Sole                   377108             31450
First California Financial Gro COM              319395109      390   139151 SH       Sole                   139151
First Financial Holdings Inc.  COM              320239106      707    61417 SH       Sole                    61417
First Niagara Financial Group  COM              33582V108     6885   492485 SH       Sole                   413725             78760
First of Long Island Corp.     COM              320734106     1463    50616 SH       Sole                    33916             16700
Flowers Foods Inc.             COM              343498101    39458  1466280 SH       Sole                  1379581             86699
Fluor Corp.                    COM              343412102    79453  1199116 SH       Sole                  1168511             30605
Forest Laboratories Inc.       COM              345838106     4273   133600 SH       Sole                    69260             64340
Forest Oil Corp.               COM              346091705    11096   292242 SH       Sole                   272257             19985
GameStop Corp. (Cl A)          COM              36467W109     1731    75675 SH       Sole                    40145             35530
General Mills Inc.             COM              370334104   132030  3709753 SH       Sole                  3659800             49953
Global Sources Ltd.            COM              G39300101     6056   636138 SH       Sole                   592796             43342
Greatbatch Inc                 COM              39153L106     7841   324670 SH       Sole                   303360             21310
Hartford Financial Services Gr COM              416515104     1155    43605 SH       Sole                    43605
HCC Insurance Holdings Inc.    COM              404132102      558    19270 SH       Sole                    19270
Hillenbrand Inc.               COM              431571108    26804  1288048 SH       Sole                  1224933             63115
Horace Mann Educators Corp.    COM              440327104    14254   790139 SH       Sole                   730415             59724
Hornbeck Offshore Services Inc COM              440543106     6309   302135 SH       Sole                   281702             20433
Hub Group Inc. (Cl A)          COM              443320106    11005   313184 SH       Sole                   286280             26904
Huntington Bancshares Inc.     COM              446150104    13914  2025321 SH       Sole                  1859741            165580
Illinois Tool Works Inc.       COM              452308109   153611  2876615 SH       Sole                  2833077             43538
Ishares Russell 1000 Value     COM              464287598     1436    22142 SH       Sole                    22142
iStar Financial Inc.           COM              45031U101      303    38765 SH       Sole                    38165               600
Johnson & Johnson              COM              478160104   139924  2262306 SH       Sole                  2238129             24177
JPMorgan Chase & Co.           COM              46625H100   210656  4965961 SH       Sole                  4894333             71628
K-Swiss Inc. (Cl A)            COM              482686102     8559   686334 SH       Sole                   610865             75469
Kaydon Corp.                   COM              486587108     5671   139257 SH       Sole                   138918               339
Kimberly-Clark Corp.           COM              494368103    63600  1008878 SH       Sole                   992388             16490
Kinetic Concepts Inc           COM              49460W208    17608   420445 SH       Sole                   383725             36720
King Pharmaceuticals Inc.      COM              495582108    17254  1228042 SH       Sole                  1226092              1950
KLA-Tencor Corp.               COM              482480100   157468  4075256 SH       Sole                  3977591             97665
Lifepoint Hospitals Inc.       COM              53219L109    18011   490092 SH       Sole                   460965             29127
Linear Technology Corp.        COM              535678106    49629  1434774 SH       Sole                  1384414             50360
Liquidity Services Inc.        COM              53635B107     2175   154773 SH       Sole                   154448               325
Marsh & McLennan Cos.          COM              571748102    74273  2716650 SH       Sole                  2630600             86050
McDonald's Corp.               COM              580135101   141143  1838753 SH       Sole                  1814851             23902
Medtronic Inc.                 COM              585055106   207671  5599119 SH       Sole                  5519045             80074
Merck & Co Inc                 COM              58933Y105   183630  5095169 SH       Sole                  5074985             20184
Microsoft Corp.                COM              594918104   173435  6211842 SH       Sole                  6122245             89597
Mid-America Apartment Communit COM              59522J103     9178   144553 SH       Sole                   144266               287
Molson Coors Brewing Co. (Cl B COM              60871R209     3150    62760 SH       Sole                    31945             30815
Morgan Stanley                 COM              617446448      824    30270 SH       Sole                    30270
MVC Capital Inc.               COM              553829102      278    19040 SH       Sole                    19040
Myriad Genetics Inc.           COM              62855J104    26907  1178046 SH       Sole                  1131296             46750
National Penn Bancshares Inc.  COM              637138108     8866  1104169 SH       Sole                   983249            120920
NewBridge Bancorp              COM              65080T102      221    47512 SH       Sole                    47512
Noble Energy Inc.              COM              655044105     7392    85868 SH       Sole                    42467             43401
Occidental Petroleum Corp.     COM              674599105   294404  3001061 SH       Sole                  2965159             35902
Old Republic International Cor COM              680223104    43100  3162172 SH       Sole                  2944105            218067
Parker Hannifin Corp.          COM              701094104   161940  1876479 SH       Sole                  1843384             33095
Paychex Inc.                   COM              704326107     4733   153135 SH       Sole                   153135
PepsiCo Inc.                   COM              713448108   191522  2931609 SH       Sole                  2893035             38574
Pfizer Inc.                    COM              717081103   194323 11097833 SH       Sole                 11061045             36788
PNC Financial Services Group I COM              693475105   130645  2151599 SH       Sole                  2138074             13525
Popular Inc.                   COM              733174106     9129  2907470 SH       Sole                  2568465            339005
Procter & Gamble Co.           COM              742718109   200197  3112035 SH       Sole                  3068258             43777
Prudential Financial Inc.      COM              744320102   143773  2448869 SH       Sole                  2414082             34787
Quest Diagnostics Inc.         COM              74834L100   106103  1965954 SH       Sole                  1907559             58395
Ralcorp Holdings Inc.          COM              751028101    13605   209275 SH       Sole                   208855               420
Raytheon Co.                   COM              755111507    84040  1813542 SH       Sole                  1812477              1065
Redwood Trust Inc.             COM              758075402     7873   527301 SH       Sole                   484212             43089
Ruddick Corp.                  COM              781258108     6662   180829 SH       Sole                   167743             13086
Saia Inc.                      COM              78709Y105    11030   664859 SH       Sole                   615899             48960
Snyders-Lance Inc.             COM              833551104     9557   407711 SH       Sole                   406936               775
Southwestern Energy Co.        COM              845467109    18328   489659 SH       Sole                   445133             44526
State Street Corp.             COM              857477103      867    18715 SH       Sole                    18715
Steiner Leisure Ltd.           COM              P8744Y102    26232   561722 SH       Sole                   534659             27063
STERIS Corp.                   COM              859152100     6841   187618 SH       Sole                   187252               366
Sterling Bancorp               COM              859158107     6135   585997 SH       Sole                   584962              1035
SunTrust Banks Inc.            COM              867914103     1603    54323 SH       Sole                    38363             15960
Sysco Corp.                    COM              871829107   140670  4784682 SH       Sole                  4707383             77299
Teva Pharmaceutical - SP ADR   COM              881624209     5078    97413 SH       Sole                    97413
Toro Co.                       COM              891092108     4416    71635 SH       Sole                    71494               141
Travelers Cos. Inc.            COM              89417E109   175661  3153128 SH       Sole                  3112436             40692
Trinity Industries Inc.        COM              896522109    12222   459311 SH       Sole                   437787             21524
U.S. Bancorp                   COM              902973304   145587  5398126 SH       Sole                  5319894             78232
UGI Corp.                      COM              902681105    15426   488472 SH       Sole                   442311             46161
United Fire & Casualty Co.     COM              910331107     5441   243790 SH       Sole                   243157               633
United Technologies Corp.      COM              913017109   242034  3074617 SH       Sole                  3064080             10537
UnitedHealth Group Inc.        COM              91324P102   134318  3719700 SH       Sole                  3665560             54140
Verigy Ltd.                    COM              Y93691106    48452  3721345 SH       Sole                  3493632            227713
Wal-Mart Stores Inc.           COM              931142103   132333  2453791 SH       Sole                  2419794             33997
Wells Fargo & Co.              COM              949746101   158252  5106559 SH       Sole                  5033355             73204
WGL Holdings Inc.              COM              92924F106     9016   252051 SH       Sole                   234107             17944
Whiting Petroleum Corp.        COM              966387102    26367   224990 SH       Sole                   216261              8729
XL Group PLC ORD               COM              G98290102     1633    74845 SH       Sole                    74845
Hartford Capital 7.25% Pfd     PFD              416515708     1547    60135 SH       Sole                    60135